Related Party Transactions (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Aug. 21, 2012	Sep. 30, 2011
Related Party Transactions [Abstract]
Note receivable from president and CEO	$ 300,000
Interest rate on note receivable from president and CEO	2.60%
Issuance of promissory note as part of merger transaction	69,771,111	69,771,111
Interest expense on promissory note issued in merger transaction	308,546
Short term loan from Nabron	$ 5,500,000